Leases	12 Months Ended
Dec. 31, 2021
Lease Liabilities [Abstract]
Leases

6. LEASES

In August 2021, the Group signed a 2-year lease office agreement in Tampa with total lease payments of $79 which, as discounted at the Group’s weighted average incremental borrowing rate of 8%, resulted in additional lease liability of $70 during the year ended December 31, 2021.

Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year:

	RIGHT-OF-USE ASSETS	LEASE LIABILITIES
At January 1, 2021	1,799	1,975
Additions	70	70
Amortization of right-of-use assets	(279)	—
Interest expense	—	188
Payments	—	(413)
Translation differences	(125)	(141)
At December 31, 2021	1,465	1,679
At January 1, 2020	1,914	2,003
Additions	—	—
Amortization of right-of-use assets	(272)	—
Interest expense	—	204
Payments	—	(399)
Translation differences	157	167
At December 31, 2020	1,799	1,975

For the years ended December 31, 2021, 2020 and 2019, amortization expense of right-of-use assets was $279, $272 and $243, respectively, and lease payments related to lease liabilities were $413, $399 and $364, respectively.

Lease payments not recognized as a liability

The Group has elected not to recognize a lease liability for leases that are short term (with expected lease term of 12 months or less) or for low-value leases up to $25. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.

The expense relating to payments not included in the measurement of the lease liability is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Short-term leases	382	203	534
Leasing agreements with low-value	—	—	96
	382	203	630